SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	856,986	$7.75	3.28	$6,157
Granted (*)	173,800	11.29
Exercised	(257,511)	6.23
Expired & Forfeited	(3,250)	9.94

Outstanding at June 30, 2016	770,025	$9.05	3.45	$2,179

Vested and expected to vest at June 30, 2016	770,025	$9.05	3.45	$2,179

Exercisable at June 30, 2016	513,475	$8.11	2.86	$1,922

Schedule of RSUs
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	15,500	0.1	$231
Granted	111,300
Vested	(17,500)
Cancelled & forfeited	-

Outstanding at June 30, 2016	109,300	2.35	$1,273

Vested and expected to vest at June 30, 2016	109,300	2.35	$1,273

Stock Options Under the Plans by Exercise Price
	Options outstanding at June 30, 2016			Options exercisable at June 30, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

1.87 - 1.95	3,550	1.89	0.38	3,550	1.89	0.38
2.56 - 4.86	122,800	3.58	1.99	102,800	3.67	1.73
5.0 - 9.64	168,125	6.08	2.91	168,125	6.08	2.91
10.49 - 14.52	475,550	11.56	4.05	239,000	11.53	3.34

	770,025			513,475

Outstanding Warrants and Rights
	Six months ended June 30,
	2016	2015
	Unaudited

Cost of revenue	$42	$22
Research and development, net	239	324
Selling and marketing, net	51	224
General and administrative	355	216

	$687	$786